Commitments (Details) - Schedule of Sales Agreements for Future Delivery	12 Months Ended
Jun. 30, 2023 Unit Quantity
Cotton lint [Member]
Commitments (Details) - Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date	Aug/23-Nov/23
Quantity | Quantity	5,125
Agreements	9
Unit	ton
Currency	US$
Price/pernut | Unit	1,920.51
Corn [Member]
Commitments (Details) - Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date	May/23-Nov/23
Quantity | Quantity	292,271
Agreements	8
Unit	bags
Currency	R$
Price/pernut | Unit	42.17
Corn [Member]
Commitments (Details) - Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date	May/23-Nov/23
Quantity | Quantity	668,817
Agreements	11
Unit	bags
Currency	US$
Price/pernut | Unit	7.79
Soybean [Member]
Commitments (Details) - Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date	Jun/23-Aug/23
Quantity | Quantity	148,038
Agreements	7
Unit	bags
Currency	R$
Price/pernut | Unit	122.22
Soybean [Member]
Commitments (Details) - Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date	Jun/23-Sep/23
Quantity | Quantity	370,266
Agreements	9
Unit	bags
Currency	US$
Price/pernut | Unit	24.72
Sugarcane [Member]
Commitments (Details) - Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date	Apr/23-Dec/23
Quantity | Quantity	956,260
Agreements	1
Unit	ton
Currency	R$
Price/pernut | Unit	[1]

[1]	The billed price of sugarcane varies according to the Consecana price of the month billed.